Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On January 2, 2025, the ESOP Committee approved the granting of 157,543 RSUs under the 2021 Equity Incentive Plan. These RSUs vested on January 17, 2025.

The Company evaluated all events and transactions that occurred after December 31, 2024 up through the date the Company issued these consolidated financial statements, for disclosure or recognition in the consolidated financial statements of the Company as appropriate.